Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 31,028	$ 26,873
Underlying EBITDA	14,826	11,547
Exploration and evaluation expenditures	480	334
Total for all subsidiaries
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	178	128
Simandou Iron Ore Project
Disclosure of operating segments [line items]
Consolidated sales revenue	68	0
Underlying EBITDA	$ (48)	(21)
Copper
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge	57.00%
Iron Ore
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge	18.00%
Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 1,925	1,662
Underlying EBITDA	(229)	78
Share of equity accounted units
Disclosure of operating segments [line items]
Underlying EBITDA
Share of equity accounted units	(3,263)	(2,528)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
Underlying EBITDA	214	(17)
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA	(368)	(320)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA	(425)	(427)
Central exploration and evaluation expenditures
Disclosure of operating segments [line items]
Underlying EBITDA	$ (110)	(110)
Percent of exploration and evaluation charge	25.00%
Gross product sales
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	$ 3,441	2,656
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue	32,618	27,747
Underlying EBITDA	15,793	12,364
Operating segments | Aluminium & Lithium
Disclosure of operating segments [line items]
Consolidated sales revenue	9,969	8,061
Underlying EBITDA	3,311	2,398
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	8,622	6,208
Underlying EBITDA	5,713	3,105
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	14,027	13,478
Underlying EBITDA	6,769	6,861
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(320)	(8)
Underlying EBITDA	$ (1)	$ 0